Financial assets	6 Months Ended
Jun. 30, 2024
Disclosure of financial assets [abstract]
Financial assets	Financial assets
a)   Breakdown
The detail, by nature and category for measurement purposes, of Grupo Santander's financial assets, other than the balances relating to Cash, cash balances at central banks and other deposits on demand and Hedging derivatives, at 30 June 2024 and 31 December 2023 is as follows, presented by the nature and categories for valuation purposes:

	EUR million
	30-06-2024
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost
Derivatives	58,928
Equity instruments	16,764	4,432		1,842
Debt instruments	71,523	684	3,174	71,160	114,347
Loans and advances	59,659	1,050	5,995	9,268	1,102,994
Central Banks	17,283	—	—	—	16,541
Credit institutions	22,477	—	444	335	56,290
Customers	19,899	1,050	5,551	8,933	1,030,163
Total	206,874	6,166	9,169	82,270	1,217,341

	EUR million
	31-12-2023
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost
Derivatives	56,328
Equity instruments	15,057	4,068		1,761
Debt instruments	62,124	860	3,095	73,565	103,559
Loans and advances	43,412	982	6,678	7,982	1,087,844
Central Banks	17,717	—	—	—	20,082
Credit institutions	14,061	—	459	313	57,917
Customers	11,634	982	6,219	7,669	1,009,845
Total	176,921	5,910	9,773	83,308	1,191,403
Following is the gross exposure of financial assets subject to impairment stages at 30 June 2024 and 31 December 2023:

	EUR million
	30-06-2024				31-12-2023
	Gross amount				Gross amount
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Financial assets at fair value through other comprehensive income	79,697	651	281	80,629	81,183	305	192	81,680
Debt instruments	71,163	13	6	71,182	73,570	—	6	73,576
Loans and advances	8,534	638	275	9,447	7,613	305	186	8,104
Credit institutions	335	—	—	335	313	—	—	313
Customers	8,199	638	275	9,112	7,300	305	186	7,791
Financial assets at amortised cost	1,116,202	89,495	33,785	1,239,482	1,102,968	76,552	34,090	1,213,610
Debt instruments	113,462	501	698	114,661	103,127	203	455	103,785
Loans and advances	1,002,740	88,994	33,087	1,124,821	999,841	76,349	33,635	1,109,825
Central Banks	16,541	—	—	16,541	20,082	—	—	20,082
Credit institutions	56,294	—	—	56,294	57,926	—	—	57,926
Customers	929,905	88,994	33,087	1,051,986	921,833	76,349	33,635	1,031,817
Total	1,195,899	90,146	34,066	1,320,111	1,184,151	76,857	34,282	1,295,290
On 30 June 2024, Grupo Santander has EUR 674 million (EUR 743 million on 31 December 2023) of exposure in impaired assets purchased with impairment, of which EUR 252 million still show signs of impairment, which mainly correspond to the business combinations carried out by Grupo Santander.
b)    Impairment allowances of financial assets at amortised cost portfolio
The following is the movement that has taken place, during the six-month periods ended 30 June 2024 and 2023, in the balance of provisions that cover losses due to impairment of assets which comprise the heading balance of the financial assets at amortised cost:

	EUR million
	30-06-2024	30-06-2023
Balance as at beginning of period	22,950	22,888

Impairment losses charged to income for the period	7,112	6,843
Of which:
Impairment losses charged to income	13,186	11,225
Impairment losses reversed with a credit to income	(6,074)	(4,382)
Perimeter change	—	(37)
Write-off of impaired balances against recorded impairment allowance	(6,439)	(6,831)
Exchange differences and other	(808)	492

Balance as at end of period	22,815	23,355

Of which, relating to:
Impaired assets	14,429	14,271
Other assets	8,386	9,084

Of which:
Individually calculated	2,964	2,858
Collectively calculated	19,851	20,497
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers recognised under 'Financial assets at amortised cost' as at 30 June 2024 and 30 June 2023:

	EUR million
	30-06-2024
	Stage 1	Stage 2	Stage 3	Total
Impairment allowance as at beginning of period	3,587	4,930	14,149	22,666
Transfers between stages	(627)	609	3,941	3,923
Net changes of the exposure and modifications in the credit risk	530	(423)	2,962	3,069
Write-offs	—	—	(6,439)	(6,439)
Exchange differences and other	(186)	(78)	(509)	(773)
Carrying amount at end of period	3,304	5,038	14,104	22,446

	EUR million
	30-06-2023
	Stage 1	Stage 2	Stage 3	Total
Impairment allowance as at beginning of period	3,611	5,124	13,931	22,666
Transfers between stages	(454)	355	3,767	3,668
Variation due to credit risk	605	(377)	2,891	3,119
Write-offs	—	—	(6,801)	(6,801)
Exchange differences and other	88	97	249	434
Carrying amount at end of period	3,850	5,199	14,037	23,086
Previously written-off assets recovered during the first six months of 2024 and 2023 amount to EUR 803 million and to EUR 864 million, respectively. In addition, during the first six months of 2024 EUR 260 million (EUR 264 million during the first six months of 2023) were recognized for losses in the income statement due to renegotiation or contractual modifications mainly due to the CHF mortgage portfolio in Poland. Considering these amounts, the recorded impairment of financial assets at amortised cost is EUR 6,569 million and EUR 6,243 million during the first six months of 2024 and 2023, respectively.
c)  Impaired assets of financial assets at amortised cost portfolio
The movement during the six-month periods ended 30 June 2024 and 2023, in the balance of financial assets classified at amortised cost and considered impaired by reason for the credit risk is as follows:

	EUR million
	30-06-2024	30-06-2023
Balance as at beginning of period	34,363	33,269
Net additions	6,747	6,480
Written-off assets	(6,439)	(6,831)
Perimeter Changes	13	(45)
Exchange differences and other	(647)	773
Balance at end of period	34,037	33,646
This amount, after deducting the related allowances, represents Grupo Santander's best estimate of the discounted value of the flows that are expected to be recovered from the impaired assets.
Following is the breakdown of the value of the collaterals received to ensure the collection of the financial assets that comprise the heading of financial assets at amortized cost, distinguishing between real collaterals and other collaterals at 30 June 2024 and 31 December 2023:

	EUR million
	30-06-2024	31-12-2023
Real collaterals value	639,735	630,939
Of which: Impaired	12,920	12,894
Other collaterals value	94,442	96,164
Of which: Impaired	1,917	2,131
Total value of the collaterals received	734,177	727,103
e)  Fair value of financial assets not measured at fair value
Following is a comparison of the carrying amounts of Grupo Santander’s financial assets measured at other than fair value and their respective fair values at 30 June 2024 and 31 December 2023:

	EUR million
	30-06-2024		31-12-2023
	Carrying amount	Fair value	Carrying amount	Fair value
Loans and advances	1,102,994	1,091,255	1,087,844	1,077,543
Debt instruments	114,347	112,141	103,559	102,888
ASSETS	1,217,341	1,203,396	1,191,403	1,180,431
The main valuation methods and inputs used in the estimation of the fair value of the financial assets of the previous table are detailed in Note 51.c of the consolidated annual accounts for the year 2023.